Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Blue Chip Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
T. Rowe Price Dividend Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks dividend income and long-term capital growth.
T. Rowe Price Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of dividend income and long-term capital growth.
T. Rowe Price Growth Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price U.S. Equity Research ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.